SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 5 - SEGMENT INFORMATION

The Chief Executive Officer ("CEO") is the Company's chief operating decision-maker ("CODM"). At December 31, 2013, management has determined that there are two operating segments, based on the information reviewed by the CEO for the purposes of allocating resources and assessing performance.

Nutrition.  This segment develops and manufactures lipid compositions and bioactive ingredients as ingredients for infant formula and dietary supplements, which are tailored to the special needs of the nutrition industry. These ingredients include InFat, a proprietary, clinically-proven infant formula fat ingredient that mimics human breast milk fat to facilitate healthy infant development and premium phospholipids-based bioactive ingredients for nutritional supplements. The best-selling product is krill oil, which provides the anti-aging benefits of Omega-3 fatty acids. Other products are targeted at improving brain health and providing benefits in memory, learning abilities and concentration.

VAYA Pharma.  This segment develops, manufactures and sells branded lipid-based medical foods for the dietary management of medical disorders and common diseases. This is a research-based, specialty pharmaceutical segment, which currently offers medical foods products for the cardiovascular and neurological markets.

Through September 30, 2013, the Infant Nutrition and the Bio Active Ingredients operating segments of the Company were aggregated into one reportable segment, Nutrition. These operating segments were aggregated because they shared similar products, manufacturing processes, customers, distribution methods and regulatory environments as well as had similar economic characteristics. Beginning in the fourth quarter of 2013, the operations and management of Infant Nutrition and Bio Active Ingredients segments were consolidated into one operating segment that includes all of the Nutrition products.

The Nutrition Segment includes the results of Advanced Lipids and other activities performed at the Company level. For accounting purposes, the results of Advanced Lipids are recorded using the equity method of accounting. For management purposes, the results of Advanced Lipids are analyzed based on proportionate consolidation, which represents the Company's share (50%) of the gross results of Advanced Lipids.

The CEO assesses the performance based on a measure of "Adjusted EBITDA" (earnings before financial expenses, tax, depreciation and amortization and excluding share-based compensation expense and other unusual income or expenses). This measure is also used in the calculation of the financial covenants as described in Note 9f.

The measure of assets has not been disclosed for each segment as it is not regularly provided to the CODM.

Segment data for the year ended December 31, 2013 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$76,167	$4,444	$80,611	$(15,636)	$64,975
Cost of revenues*	45,804	1,255	47,059	(14,981)	32,078
Gross profit*	30,363	3,189	33,552	(655)	32,897
Operating expenses*	13,009	6,020	19,029		19,029
Depreciation and amortization	1,415	136
Adjusted EBITDA	$18,769	$(2,695)
IPO related bonus					1,000
Share-based compensation expense					1,109
Operating Income					$11,759
Financial expenses - net					531
Income before taxes on income					$11,228

*	Including depreciation and amortization but excluding share-based compensation expense and IPO-related bonus.

**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2012 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$44,380	$1,832	$46,212	$(8,345)	$37,867
Cost of revenues*	27,297	588	27,885	(8,087)	19,798
Gross profit*	17,083	1,244	18,327	(258)	18,069
Operating expenses*	7,850	4,637	12,487		12,487
Depreciation and amortization	1,304	118
Adjusted EBITDA	$10,537	$(3,275)
Share-based compensation expense					267
Operating Income					5,315
Financial expenses - net					539
Income before taxes on income					$4,776

*	Including depreciation and amortization but excluding share-based compensation expense.

**	Representing the change from proportionate consolidation to the equity method of accounting.

Segment data for the year ended December 31, 2011 is as follows:

	Nutrition	Vaya Pharma	Total	Elimination**	Consolidated
	U.S. dollars in thousands
Net revenues from external customers	$27,266	$739	$28,005	$(4,986)	$23,019
Cost of revenues*	17,955	447	18,402	(4,942)	13,460
Gross profit*	9,311	292	9,603	(44)	9,559
Operating expenses*	7,735	1,828	9,563		9,563
Depreciation and amortization	1,168	65
Adjusted EBITDA	$2,744	$(1,471)
Share-based compensation expense					343
Operating loss					(347)
Financial expenses- net					416
Loss before taxes on income					$(763)

*	Including depreciation and amortization but excluding share-based compensation expense.

**	Representing the change from proportionate consolidation to the equity method of accounting.

b.	Entity Wide Information:

1)	Net sales by geographic location were as follows:

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
North America	$35,458	$17,487	$14,394
Europe	10,382	6,828	3,557
Australia	10,811	11,763	1,474
Asia	7,735	1,497	3,094
Israel	589	292	500
Total revenue	$64,975	$37,867	$23,019

2)	Substantially all of the Company's long lived assets are located in Israel.

3)	Sales of three products out of the Nutrition Segment, which exceed 10% of total sales, are as follows:

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Krill oil	$34,926	$18,841	$9,701
InFat	$16,666	$8,183	$3,533
Sharp PS	$5,248	$4,978	$3,589

4)	Net revenue from principal customers - Net revenues from single customers out of the Nutrition Segment that exceed 10% of total net revenue in the relevant year:

	Year ended December 31
	2013	2012	2011
U.S. dollars in thousands
Customer A	$7,692	$9,426	$1,179
Customer B	$1,301	$2,130	$2,801
Customer C	$2,329	$2,586	$2,626
Customer D	$9,833	$595	$-